FAIR VALUE DISCLOSURES - Summary of Financial Assets and Liabilities Measure at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Investment Securities, Available-for-sale	$ 3,021,126	$ 3,409,648
Loans Held-for-sale, Fair Value Disclosure	9,200	7,900
Derivatives	262,880
Liabilities
Derivatives	270,027	357,698
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member] | Fair value
Assets
Loans Held-for-sale, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Investment Securities, Available-for-sale	31,243	32,696
Derivatives		0
Total	31,243	32,696
Liabilities
Total	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member] | Fair value
Assets
Loans Held-for-sale, Fair Value Disclosure	9,213	7,918
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Investment Securities, Available-for-sale	2,956,938	3,341,095
Derivatives		152,846
Total	3,235,947	3,706,741
Liabilities
Total	263,661	358,001
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member] | Fair value
Assets
Loans Held-for-sale, Fair Value Disclosure	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Investment Securities, Available-for-sale	32,945	35,857
Derivatives		0
Total	32,945	35,857
Liabilities
Total	0	0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets
Investment Securities, Available-for-sale	3,021,126	3,409,648
Loans Held-for-sale, Fair Value Disclosure	9,213	7,918
Derivatives		152,846
Total	3,300,135	3,775,294
Liabilities
Total	263,661	358,001
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0
Liabilities
Derivatives	0	0
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	117,344
Liabilities
Derivatives	118,105	153,119
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0
Liabilities
Derivatives	0	0
Interest Rate Contract [Member] | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets
Derivatives	117,344
Liabilities
Derivatives	118,105	153,119
Foreign Exchange | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0	0
Liabilities
Derivatives	0	0
Foreign Exchange | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	145,556	204,882
Liabilities
Derivatives	145,556	204,882
Foreign Exchange | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	0	0
Liabilities
Derivatives	0	0
Foreign Exchange | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Assets
Derivatives	145,556	204,882
Liabilities
Derivatives	145,556	$ 204,882
Cash Flow Hedging | Fair Value, Measurements, Recurring
Assets
Derivatives	6,896
Cash Flow Hedging | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 [Member]
Assets
Derivatives	0
Cash Flow Hedging | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 [Member]
Assets
Derivatives	6,896
Cash Flow Hedging | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 [Member]
Assets
Derivatives	$ 0